Average Annual Total Returns	0 Months Ended
	Mar. 01, 2012
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(18.42%)
5 Year	2.40%
10 Year	13.86%
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A
Average Annual Return:
1 Year	(19.08%)
5 Year	3.62%
10 Year	15.28%
Inception Date of Share Class	Sep. 06, 1994
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(19.43%)
5 Year	2.62%
10 Year	14.20%
Inception Date of Share Class	Sep. 06, 1994
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(12.22%)
5 Year	2.87%
10 Year	13.53%
Inception Date of Share Class	Sep. 06, 1994
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class B
Average Annual Return:
1 Year	(18.99%)
5 Year	3.80%
10 Year	15.39%
Inception Date of Share Class	Sep. 06, 1994
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class C
Average Annual Return:
1 Year	(15.83%)
5 Year	4.08%
10 Year	15.11%
Inception Date of Share Class	Sep. 06, 1994
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Diversified International Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Year	(4.72%)
10 Year	4.67%
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Diversified International Fund) | Class A
Average Annual Return:
1 Year	(15.99%)
5 Year	(6.54%)
10 Year	0.84%
Inception Date of Share Class	Sep. 24, 1997
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Diversified International Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(16.45%)
5 Year	(7.53%)
10 Year	0.26%
Inception Date of Share Class	Sep. 24, 1997
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Diversified International Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(10.41%)
5 Year	(5.45%)
10 Year	0.71%
Inception Date of Share Class	Sep. 24, 1997
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Diversified International Fund) | Class B
Average Annual Return:
1 Year	(16.57%)
5 Year	(6.64%)
10 Year	0.88%
Inception Date of Share Class	Sep. 24, 1997
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Diversified International Fund) | Class C
Average Annual Return:
1 Year	(12.59%)
5 Year	(6.09%)
10 Year	0.68%
Inception Date of Share Class	Apr. 01, 1998
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Asia Pacific Fund) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.11%)
5 Year	(1.90%)
10 Year	7.07%
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class A
Average Annual Return:
1 Year	(20.81%)
5 Year	(4.09%)
10 Year	8.52%
Inception Date of Share Class	Jul. 31, 2007
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(20.81%)
5 Year	(5.23%)
10 Year	6.85%
Inception Date of Share Class	Jul. 31, 2007
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(13.53%)
5 Year	(3.86%)
10 Year	6.74%
Inception Date of Share Class	Jul. 31, 2007
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class C
Average Annual Return:
1 Year	(17.51%)
5 Year	(3.69%)
10 Year	8.42%
Inception Date of Share Class	Jul. 31, 2007
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Global Opportunities Fund) | S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(8.57%)
5 Year	(1.10%)
10 Year	7.86%
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class A
Average Annual Return:
1 Year	(22.72%)
5 Year	(2.14%)
10 Year	6.94%
Inception Date of Share Class	Mar. 16, 1988
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(22.74%)
5 Year	(2.26%)
10 Year	6.63%
Inception Date of Share Class	Mar. 16, 1988
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(14.75%)
5 Year	(1.72%)
10 Year	6.16%
Inception Date of Share Class	Mar. 16, 1988
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class B
Average Annual Return:
1 Year	(22.71%)
5 Year	(2.08%)
10 Year	7.03%
Inception Date of Share Class	Feb. 01, 1993
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class C
Average Annual Return:
1 Year	(19.61%)
5 Year	(1.71%)
10 Year	6.80%
Inception Date of Share Class	Feb. 01, 1993
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage International Equity Fund) | MSCI ACWI Ex USA (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(13.71%)	[1]
5 Year	(2.92%)	[1]
10 Year	6.31%	[1]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage International Equity Fund) | MSCI EAFE Free Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Year	(4.72%)
10 Year	4.67%
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage International Equity Fund) | Class A
Average Annual Return:
1 Year	(18.76%)
5 Year	(6.26%)
10 Year	3.57%
Inception Date of Share Class	Jan. 20, 1998
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage International Equity Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(19.41%)
5 Year	(6.86%)
10 Year	2.86%
Inception Date of Share Class	Jan. 20, 1998
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage International Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(12.21%)
5 Year	(5.12%)
10 Year	3.13%
Inception Date of Share Class	Jan. 20, 1998
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage International Equity Fund) | Class B
Average Annual Return:
1 Year	(18.59%)
5 Year	(6.15%)
10 Year	3.65%
Inception Date of Share Class	Sep. 06, 1979
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage International Equity Fund) | Class C
Average Annual Return:
1 Year	(15.37%)
5 Year	(5.85%)
10 Year	3.43%
Inception Date of Share Class	Mar. 06, 1998
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.54%)
5 Year	(2.37%)
10 Year	3.62%
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A
Average Annual Return:
1 Year	(5.51%)
5 Year	(2.13%)
10 Year	4.15%
Inception Date of Share Class	Apr. 30, 1996
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(5.65%)
5 Year	(3.41%)
10 Year	3.43%
Inception Date of Share Class	Apr. 30, 1996
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.48%)
5 Year	(1.88%)
10 Year	3.59%
Inception Date of Share Class	Apr. 30, 1996
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class C
Average Annual Return:
1 Year	(1.54%)
5 Year	(1.70%)
10 Year	3.99%
Inception Date of Share Class	May 18, 2007
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(18.42%)
5 Year	2.40%
10 Year	13.86%
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class
Average Annual Return:
1 Year	(14.00%)
5 Year	5.11%
10 Year	16.27%
Inception Date of Share Class	Sep. 06, 1994
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(14.43%)
5 Year	3.99%
10 Year	15.09%
Inception Date of Share Class	Sep. 06, 1994
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(8.91%)
5 Year	4.07%
10 Year	14.37%
Inception Date of Share Class	Sep. 06, 1994
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Diversified International Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Year	(4.72%)
10 Year	4.67%
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class
Average Annual Return:
1 Year	(10.73%)
5 Year	(5.23%)
10 Year	1.65%
Inception Date of Share Class	Nov. 08, 1999
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(10.73%)
5 Year	(6.16%)
10 Year	1.09%
Inception Date of Share Class	Nov. 08, 1999
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(6.97%)
5 Year	(4.34%)
10 Year	1.43%
Inception Date of Share Class	Nov. 08, 1999
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.11%)
5 Year	(1.90%)
10 Year	7.07%
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class
Average Annual Return:
1 Year	(15.77%)
5 Year	(2.89%)
10 Year	9.20%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(16.19%)
5 Year	(4.17%)
10 Year	7.46%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(10.25%)
5 Year	(2.93%)
10 Year	7.33%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(8.57%)
5 Year	(1.10%)
10 Year	7.86%
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class
Average Annual Return:
1 Year	(17.87%)
5 Year	(0.73%)
10 Year	7.85%
Inception Date of Share Class	Jan. 13, 1997
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(17.92%)
5 Year	(0.97%)
10 Year	7.50%
Inception Date of Share Class	Jan. 13, 1997
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(11.56%)
5 Year	(0.61%)
10 Year	6.96%
Inception Date of Share Class	Jan. 13, 1997
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage International Equity Fund) | MSCI ACWI Ex USA (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(13.71%)	[1]
5 Year	(2.92%)	[1]
10 Year	6.31%	[1]
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage International Equity Fund) | MSCI EAFE Free Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Year	(4.72%)
10 Year	4.67%
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage International Equity Fund) | Administrator Class
Average Annual Return:
1 Year	(13.69%)
5 Year	(4.96%)
10 Year	4.44%
Inception Date of Share Class	Jul. 16, 2010
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage International Equity Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(14.40%)
5 Year	(5.61%)
10 Year	3.67%
Inception Date of Share Class	Jul. 16, 2010
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage International Equity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(8.91%)
5 Year	(4.05%)
10 Year	3.89%
Inception Date of Share Class	Jul. 16, 2010
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.54%)
5 Year	(2.37%)
10 Year	3.62%
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class
Average Annual Return:
1 Year	0.43%
5 Year	(0.76%)
10 Year	4.88%
Inception Date of Share Class	May 18, 2007
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.21%
5 Year	(2.14%)
10 Year	4.11%
Inception Date of Share Class	May 18, 2007
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.42%
5 Year	(0.78%)
10 Year	4.22%
Inception Date of Share Class	May 18, 2007
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(18.42%)
5 Year	2.40%
10 Year	13.86%
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class
Average Annual Return:
1 Year	(13.77%)
5 Year	5.20%
10 Year	16.31%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(14.27%)
5 Year	4.06%
10 Year	15.12%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(8.77%)
5 Year	4.13%
10 Year	14.40%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Diversified International Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Year	(4.72%)
10 Year	4.67%
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class
Average Annual Return:
1 Year	(10.40%)
5 Year	(5.00%)
10 Year	1.78%
Inception Date of Share Class	Aug. 31, 2006
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(11.06%)
5 Year	(6.09%)
10 Year	1.13%
Inception Date of Share Class	Aug. 31, 2006
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(6.78%)
5 Year	(4.23%)
10 Year	1.50%
Inception Date of Share Class	Aug. 31, 2006
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.11%)
5 Year	(1.90%)
10 Year	7.07%
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class
Average Annual Return:
1 Year	(15.58%)
5 Year	(2.84%)
10 Year	9.23%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(16.07%)
5 Year	(4.13%)
10 Year	7.48%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(10.13%)
5 Year	(2.90%)
10 Year	7.35%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(8.57%)
5 Year	(1.10%)
10 Year	7.86%
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class
Average Annual Return:
1 Year	(17.67%)
5 Year	(0.66%)
10 Year	7.89%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(17.77%)
5 Year	(0.91%)
10 Year	7.53%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(11.37%)
5 Year	(0.55%)
10 Year	7.00%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage International Equity Fund) | MSCI ACWI Ex USA (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(18.42%)	[1]
5 Year	2.40%	[1]
10 Year	13.86%	[1]
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage International Equity Fund) | MSCI EAFE Free Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Year	(4.72%)
10 Year	4.67%
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage International Equity Fund) | Institutional Class
Average Annual Return:
1 Year	(13.44%)
5 Year	(4.88%)
10 Year	4.49%
Inception Date of Share Class	Mar. 09, 1998
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage International Equity Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(14.26%)
5 Year	(5.55%)
10 Year	3.70%
Inception Date of Share Class	Mar. 09, 1998
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage International Equity Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(8.75%)
5 Year	(4.01%)
10 Year	3.92%
Inception Date of Share Class	Mar. 09, 1998
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.54%)
5 Year	(2.37%)
10 Year	3.62%
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class
Average Annual Return:
1 Year	0.66%
5 Year	(0.71%)
10 Year	4.90%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.21%
5 Year	(2.14%)
10 Year	4.11%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.42%
5 Year	(0.78%)
10 Year	4.22%
Inception Date of Share Class	Jul. 30, 2010
(WFA International Equity Funds – Investor) | (Wells Fargo Advantage Diversified International Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Year	(4.72%)
10 Year	4.67%
(WFA International Equity Funds – Investor) | (Wells Fargo Advantage Diversified International Fund) | Investor Class
Average Annual Return:
1 Year	(10.92%)
5 Year	(5.43%)
10 Year	1.16%
Inception Date of Share Class	Jul. 18, 2008
(WFA International Equity Funds – Investor) | (Wells Fargo Advantage Diversified International Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(11.40%)
5 Year	(6.44%)
10 Year	0.58%
Inception Date of Share Class	Jul. 18, 2008
(WFA International Equity Funds – Investor) | (Wells Fargo Advantage Diversified International Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(7.11%)
5 Year	(4.55%)
10 Year	0.99%
Inception Date of Share Class	Jul. 18, 2008
(WFA International Equity Funds – Investor) | (Wells Fargo Advantage Asia Pacific Fund) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(15.11%)
5 Year	(1.90%)
10 Year	7.07%
(WFA International Equity Funds – Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class
Average Annual Return:
1 Year	(15.92%)
5 Year	(3.01%)
10 Year	9.14%
Inception Date of Share Class	Dec. 31, 1993
(WFA International Equity Funds – Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(16.25%)
5 Year	(4.23%)
10 Year	7.43%
Inception Date of Share Class	Dec. 31, 1993
(WFA International Equity Funds – Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(10.35%)
5 Year	(3.00%)
10 Year	7.29%
Inception Date of Share Class	Dec. 31, 1993
(WFA International Equity Funds – Class R) | (Wells Fargo Advantage International Equity Fund) | MSCI ACWI Ex USA (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(13.71%)	[1]
5 Year	(2.92%)	[1]
10 Year	6.31%	[1]
(WFA International Equity Funds – Class R) | (Wells Fargo Advantage International Equity Fund) | MSCI EAFE Free Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Year	(4.72%)
10 Year	4.67%
(WFA International Equity Funds – Class R) | (Wells Fargo Advantage International Equity Fund) | Class R
Average Annual Return:
1 Year	(13.99%)
5 Year	(5.39%)
10 Year	3.93%
Inception Date of Share Class	Oct. 10, 2003

[1]	The Fund has changed its benchmark from the MSCI EAFE Index to the MSCI ACWI Ex USA Index because the Fund's adviser believes that the MSCI ACWI Ex USA Index is a more appropriate index in light of the Fund's increased ability to invest in emerging markets.